STOCKHOLDERS' EQUITY (Details)	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Jul. 02, 2021 $ / shares shares
STOCKHOLDERS' EQUITY
Common stock, shares authorized | shares	150,000,000	150,000,000	150,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares	10,000,000	10,000,000	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes for each share of common stock | Vote	1